Cover	Mar. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2021
Entity File Number	000-24049
Entity Registrant Name	CRA INTERNATIONAL, INC.
Entity Central Index Key	0001053706
Entity Tax Identification Number	04-2372210
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	200 Clarendon Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	425-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	true
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CRAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false